Income Tax (Details) - Schedule of reconciliation of the federal income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%	0.00%
Change in fair value of warrant liability	16.30%	0.00%
Change in valuation allowance	(4.70%)	0.00%
Income tax provision	0.00%	0.00%